Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit (loss)	$ (325,309)	$ 87,174
Adjustments for:
Share-based compensation	19,534	15,509
Unrealized foreign exchange gain	106,143	(86,649)
Exploration and evaluation	21,729	8,253
Depletion and depreciation	558,684	481,929
Impairment	285,341	0
Non-cash financing and accretion	14,768	13,156
Unrealized financial derivatives (gain) loss	(116,715)	2,439
Gain on disposition	(1,946)	(12,081)
Deferred income tax recovery	(101,732)	(155,343)
Payments on onerous contracts	(588)	(6,746)
Asset retirement obligations settled	(14,035)	(13,471)
Change in non-cash working capital	39,448	(8,962)
Cash provided by (used in) operating activities	485,322	325,208
Financing activities
Increase (decrease) in bank loan	(21,295)	33,347
Common share issuance costs	(755)	0
Redemption of long-term notes	0	(8,582)
Cash provided by financing activities	(22,050)	24,765
Investing activities
Additions to exploration and evaluation assets	(10,567)	(7,118)
Additions to oil and gas properties	(485,154)	(319,148)
Additions to other plant and equipment	(1,804)	(238)
Property acquisitions	(701)	(71,643)
Proceeds from dispositions	2,519	11,786
Change in non-cash working capital	32,435	33,683
Cash used in investing activities	(463,272)	(352,678)
Change in cash	0	(2,705)
Cash, beginning of year	0	2,705
Cash, end of year	0	0
Supplementary information
Interest paid	102,230	98,101
Income taxes paid	$ 0	$ 49